Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUNICIPAL TRUST
Entity Central Index Key	0000746458
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000017685 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	ABHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 611,550,447
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,433,090
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000088012 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	AYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 611,550,447
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,433,090
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

C000189766 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	AYMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 611,550,447
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,433,090
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

C000017686 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	AYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 611,550,447
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,433,090
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

C000017688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	AYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$82	1.59%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
Net Assets	$ 611,550,447
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,433,090
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

C000017689 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	TWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 3,705,717,425
Holdings Count | holding	1,541
Advisory Fees Paid, Amount	$ 5,082,433
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017691 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	AXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 3,705,717,425
Holdings Count | holding	1,541
Advisory Fees Paid, Amount	$ 5,082,433
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

C000189767 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ATBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 3,705,717,425
Holdings Count | holding	1,541
Advisory Fees Paid, Amount	$ 5,082,433
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

C000088013 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	TWWOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 3,705,717,425
Holdings Count | holding	1,541
Advisory Fees Paid, Amount	$ 5,082,433
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

C000088014 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	TWTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Net Assets	$ 3,705,717,425
Holdings Count | holding	1,541
Advisory Fees Paid, Amount	$ 5,082,433
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

C000017692 [Member]
Shareholder Report [Line Items]
Fund Name	Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BNTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 150,049,094
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 386,376
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$150,049,094
Management Fees (dollars paid during the reporting period)	$386,376
Total Number of Portfolio Holdings	86
7-Day Current Yield - Investor Class	2.66%
7-Day Effective Yield - Investor Class	2.69%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.